Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Customer financing receivables, net	$ 143	$ 170
Non-Current Assets
Customer financing receivables, net	76	92
Total
Customer financing receivables, gross	271
Customer portfolio segment
Current Assets
Customer financing receivables, gross	184	220
Allowance for credit losses	(42)	(51)
Customer financing receivables, net	143	170
Non-Current Assets
Customer financing receivables, gross	87	111
Allowance for credit losses	(11)	(20)
Customer financing receivables, net	76	92
Total
Customer financing receivables, gross	271	332
Allowance for credit losses	(52)	(71)	$ (50)	$ (32)
Customer financing receivables, net	$ 219	$ 261